Subsequent events (Details) - Subsequent Event $ in Millions	Apr. 29, 2022 USD ($) shares
Stock Purchase Agreements
Subsequent Event [Line Items]
Shares consideration	65,700,000
Shares consideration upon the unit holders	36,112,267
Framework Agreements
Subsequent Event [Line Items]
Number of ordinary shares issued	12,400,000
Cash consideration (part of the consideration of the acquisition) | $	$ 664
Cellenkos, Inc. | GCBC
Subsequent Event [Line Items]
Percent of outstanding shares acquired	100.00%
Cellenkos, Inc. | Stock Purchase Agreements
Subsequent Event [Line Items]
Percent of outstanding shares acquired	95.00%